Aging Analysis of Past Due Financing Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 14,378	$ 13,348
Current	8,885,938	7,266,118
Total	8,900,316	7,279,466
Mortgage Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	8,825,418	7,217,169
Total	8,825,418	7,217,169
Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	14,318	13,348
Current	16,239	18,614
Total	30,557	31,962
Affiliates
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	33,000
Total	33,000
Non Affiliates
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	60
Current	11,281	30,335
Total	11,341	30,335
Financing Receivables, 31 to 60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	6,953	3,794
Financing Receivables, 31 to 60 Days Past Due | Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	6,893	3,794
Financing Receivables, 31 to 60 Days Past Due | Non Affiliates
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	60
Financing Receivables, 61 to 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1,796	2,533
Financing Receivables, 61 to 90 Days Past Due | Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1,796	2,533
Financing Receivables, Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	5,629	7,021
Financing Receivables, Equal to Greater than 90 Days Past Due | Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 5,629	$ 7,021